CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Short-term investments | ¥	¥ 40,000	¥ 0
Accounts receivable, allowance for doubtful accounts | ¥	177,770	¥ 126,936
Long-term debt investments, portion measured at fair value | ¥	¥ 144,873
Ordinary shares:
Treasury shares (in shares)	13,268,625	14,331,000
Class A ordinary shares
Ordinary shares:
Shares authorized (in shares)	470,000,000	470,000,000
Shares issued (in shares)	174,284,503	175,668,586
Shares outstanding (in shares)	161,015,878	161,337,586
Class B ordinary shares
Ordinary shares:
Shares authorized (in shares)	30,000,000	30,000,000
Shares issued (in shares)	13,300,738	13,300,738
Shares outstanding (in shares)	13,300,738	13,300,738